John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 2/29/2020

Fund’s investments
As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 32.4%				$52,184,676
(Cost $51,311,493)
U.S. Government 22.9%				36,824,495
U.S. Treasury
Note	1.375	10-15-22	1,000,000	1,012,656
Note	1.500	01-15-23	20,005,000	20,352,743
Note	1.500	09-30-24	200,000	205,180
Note	1.500	11-30-24	2,220,000	2,279,749
Note	1.625	12-31-21	9,735,000	9,857,448
Note	1.750	12-31-24	3,000,000	3,116,719
U.S. Government Agency 9.5%				15,360,181
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (12 month LIBOR + 1.611%) (A)	3.895	11-01-44	491,182	506,451
Federal National Mortgage Association
15 Yr Pass Thru	3.500	04-01-31	857,646	902,311
15 Yr Pass Thru	3.500	06-01-31	969,024	1,024,335
15 Yr Pass Thru	3.500	11-01-32	1,680,823	1,763,630
15 Yr Pass Thru	3.500	04-01-33	1,640,808	1,720,619
15 Yr Pass Thru	3.500	05-01-33	1,334,084	1,408,148
15 Yr Pass Thru	3.500	04-01-34	956,602	1,001,936
15 Yr Pass Thru	3.500	06-01-34	1,022,122	1,079,825
15 Yr Pass Thru	3.500	08-01-34	961,044	1,006,589
30 Yr Pass Thru (12 month LIBOR + 1.570%) (A)	2.771	04-01-47	173,257	177,830
30 Yr Pass Thru (12 month LIBOR + 1.599%) (A)	3.087	03-01-43	689,505	713,609
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.000	12-20-47	864,665	887,615
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.500	03-20-48	486,953	500,168
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	3.000	08-20-46	1,154,306	1,190,330

30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	3.000	09-20-46	1,432,070	1,476,785
Corporate bonds 34.0%				$54,714,678
(Cost $54,653,249)
Communication services 4.4%				7,029,322
Diversified telecommunication services 1.6%
Cincinnati Bell, Inc. (B)	7.000	07-15-24	162,000	170,303
Cogent Communications Group, Inc. (B)	5.375	03-01-22	400,000	410,000
Liquid Telecommunications Financing PLC (B)	8.500	07-13-22	400,000	404,824
Radiate Holdco LLC (B)	6.875	02-15-23	400,000	402,000
Telecom Argentina SA (B)	6.500	06-15-21	400,000	390,280
Verizon Communications, Inc.	2.946	03-15-22	750,000	773,740
Entertainment 0.2%
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24	400,000	392,000
Media 2.3%
CCO Holdings LLC (B)	4.000	03-01-23	400,000	404,000
CSC Holdings LLC	6.750	11-15-21	400,000	423,208
DISH DBS Corp.	6.750	06-01-21	400,000	414,204
McGraw-Hill Global Education Holdings LLC (B)	7.875	05-15-24	400,000	340,000
MDC Partners, Inc. (B)	6.500	05-01-24	400,000	365,000
Nielsen Finance LLC (B)	5.000	04-15-22	400,000	398,000
Sirius XM Radio, Inc. (B)	3.875	08-01-22	400,000	399,052
Townsquare Media, Inc. (B)	6.500	04-01-23	400,000	404,000
ViacomCBS, Inc.	4.500	03-01-21	500,000	514,171
Wireless telecommunication services 0.3%
Sprint Corp.	7.250	09-15-21	400,000	424,540
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 3.4%				$5,540,492
Auto components 0.3%
ZF North America Capital, Inc. (B)	4.500	04-29-22	500,000	519,198
Automobiles 1.8%
Daimler Finance North America LLC (B)	2.200	10-30-21	500,000	503,736
Ford Motor Credit Company LLC	3.219	01-09-22	500,000	502,180
Ford Motor Credit Company LLC	3.810	01-09-24	500,000	505,654
Hyundai Capital America (B)	2.375	02-10-23	1,000,000	1,008,573
Mclaren Finance PLC (B)	5.750	08-01-22	400,000	364,081
Hotels, restaurants and leisure 1.1%
International Game Technology PLC (B)	6.250	02-15-22	400,000	411,000
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	400,000	420,000
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.000	06-01-24	400,000	403,152
Wyndham Destinations, Inc.	3.900	03-01-23	500,000	499,250
Specialty retail 0.2%
Group 1 Automotive, Inc. (B)	5.250	12-15-23	400,000	403,668
Consumer staples 1.3%				2,079,407
Beverages 0.7%
Constellation Brands, Inc.	3.200	02-15-23	600,000	623,713
Keurig Dr Pepper, Inc.	3.551	05-25-21	500,000	511,950
Food products 0.6%
Conagra Brands, Inc.	3.800	10-22-21	500,000	519,744
Simmons Foods, Inc. (B)	7.750	01-15-24	400,000	424,000
Energy 3.8%				6,159,620
Energy equipment and services 0.7%
CSI Compressco LP	7.250	08-15-22	400,000	359,750
Nabors Industries, Inc.	5.000	09-15-20	400,000	401,000
Tervita Corp. (B)	7.625	12-01-21	400,000	404,000
Oil, gas and consumable fuels 3.1%
Aker BP ASA (B)	5.875	03-31-25	500,000	525,239
Buckeye Partners LP	4.150	07-01-23	400,000	402,960
Energen Corp.	4.625	09-01-21	400,000	412,553
MPLX LP (B)	3.500	12-01-22	500,000	520,252
MPLX LP (3 month LIBOR + 1.100%) (A)	2.985	09-09-22	500,000	501,832
Occidental Petroleum Corp.	2.600	08-13-21	500,000	506,371
Parsley Energy LLC (B)	6.250	06-01-24	300,000	314,130
Sabine Pass Liquefaction LLC	5.625	02-01-21	500,000	511,671
Targa Resources Partners LP	4.250	11-15-23	400,000	396,200
The Williams Companies, Inc.	3.600	03-15-22	500,000	515,982
YPF SA (B)	8.500	03-23-21	400,000	387,680
Financials 9.2%				14,850,896
Banks 5.5%
Bank of America Corp. (2.369% to 7-21-20, then 3 month LIBOR + 0.660%)	2.369	07-21-21	750,000	752,168
Bank of America Corp.	2.503	10-21-22	250,000	254,011
Barclays PLC	3.684	01-10-23	500,000	515,711
Citigroup, Inc.	2.700	03-30-21	500,000	505,308
Citigroup, Inc.	2.750	04-25-22	500,000	511,429
Danske Bank A/S (B)	2.000	09-08-21	800,000	805,933
Discover Bank	3.200	08-09-21	500,000	510,670
HSBC Holdings PLC	2.650	01-05-22	500,000	509,050
HSBC Holdings PLC	2.950	05-25-21	500,000	507,905
Lloyds Banking Group PLC	3.000	01-11-22	500,000	511,452
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Regions Financial Corp.	2.750	08-14-22	500,000	$513,449
Santander Holdings USA, Inc.	3.244	10-05-26	750,000	778,767
Synovus Bank GA (2.289% to 2-10-22, then SOFR + 0.945%)	2.289	02-10-23	1,000,000	1,011,580
The Royal Bank of Scotland Group PLC	3.875	09-12-23	600,000	638,138
Wells Fargo & Company	2.550	12-07-20	500,000	503,498
Capital markets 1.2%
Atotech Alpha 2 BV (8.750% Cash or 9.500% PIK) (B)	8.750	06-01-23	400,000	401,000
Morgan Stanley	3.125	01-23-23	600,000	626,055
The Goldman Sachs Group, Inc.	2.625	04-25-21	570,000	576,519
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%)	2.876	10-31-22	400,000	407,920
Consumer finance 0.9%
Capital One Financial Corp.	3.450	04-30-21	500,000	510,217
General Motors Financial Company, Inc.	3.200	07-06-21	500,000	505,839
Synchrony Financial	2.850	07-25-22	500,000	511,306
Diversified financial services 0.3%
Gogo Intermediate Holdings LLC (B)	9.875	05-01-24	400,000	406,880
Insurance 1.0%
AIG Global Funding (B)	2.300	07-01-22	500,000	506,185
Aon PLC	2.800	03-15-21	500,000	507,999
Liberty Mutual Group, Inc. (B)	4.250	06-15-23	500,000	542,218
Thrifts and mortgage finance 0.3%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)	3.622	04-26-23	500,000	519,689
Health care 2.4%				3,820,841
Biotechnology 0.3%
AbbVie, Inc. (B)	2.300	11-21-22	500,000	508,346
Health care providers and services 1.8%
Centene Corp.	4.750	05-15-22	500,000	504,820
CVS Health Corp.	4.100	03-25-25	515,000	564,420
DaVita, Inc.	5.000	05-01-25	500,000	507,375
Encompass Health Corp.	5.125	03-15-23	400,000	401,000
MEDNAX, Inc. (B)	5.250	12-01-23	400,000	391,500
Tenet Healthcare Corp.	8.125	04-01-22	400,000	433,380
Pharmaceuticals 0.3%
Bausch Health Companies, Inc. (B)	6.125	04-15-25	500,000	510,000
Industrials 3.2%				5,217,751
Aerospace and defense 0.3%
The Boeing Company	2.300	08-01-21	500,000	505,581
Airlines 0.9%
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	446,338	471,183
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	229,777	244,434
Delta Air Lines, Inc.	3.625	03-15-22	500,000	514,970
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	225,624	239,161
Commercial services and supplies 0.4%
APX Group, Inc.	7.625	09-01-23	500,000	475,000
LSC Communications, Inc. (B)	8.750	10-15-23	400,000	219,668
Electrical equipment 0.6%
Carrier Global Corp. (B)	1.923	02-15-23	1,000,000	1,012,930
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Industrial conglomerates 0.3%
General Electric Company	4.650	10-17-21	500,000	$521,951
Professional services 0.4%
IHS Markit, Ltd. (B)	5.000	11-01-22	500,000	537,474
Trading companies and distributors 0.3%
Air Lease Corp.	2.250	01-15-23	66,000	66,494
Ashtead Capital, Inc. (B)	4.125	08-15-25	400,000	408,905
Information technology 2.7%				4,311,253
Communications equipment 0.3%
CommScope, Inc. (B)	5.500	03-01-24	400,000	405,792
Electronic equipment, instruments and components 0.6%
Ingram Micro, Inc.	5.000	08-10-22	400,000	407,291
Tech Data Corp.	3.700	02-15-22	500,000	510,358
Semiconductors and semiconductor equipment 1.3%
Broadcom Corp.	3.625	01-15-24	1,000,000	1,047,474
Microchip Technology, Inc.	3.922	06-01-21	500,000	512,947
NXP BV (B)	4.125	06-01-21	500,000	513,927
Software 0.2%
NortonLifeLock, Inc.	3.950	06-15-22	400,000	403,024
Technology hardware, storage and peripherals 0.3%
Seagate HDD Cayman	4.250	03-01-22	500,000	510,440
Materials 1.5%				2,408,398
Chemicals 0.9%
Ashland LLC	4.750	08-15-22	45,000	46,800
CVR Partners LP (B)	9.250	06-15-23	400,000	408,000
International Flavors & Fragrances, Inc.	3.200	05-01-23	500,000	519,412
W.R. Grace & Company (B)	5.125	10-01-21	400,000	410,500
Containers and packaging 0.3%
Trident TPI Holdings, Inc. (B)	9.250	08-01-24	500,000	505,835
Metals and mining 0.3%
Anglo American Capital PLC (B)	3.750	04-10-22	500,000	517,851
Real estate 0.5%				771,400
Equity real estate investment trusts 0.3%
The GEO Group, Inc.	5.875	01-15-22	400,000	397,000
Real estate management and development 0.2%
Williams Scotsman International, Inc. (B)	7.875	12-15-22	360,000	374,400
Utilities 1.6%				2,525,298
Electric utilities 1.1%
Emera US Finance LP	2.700	06-15-21	500,000	507,822
FirstEnergy Corp.	2.850	07-15-22	500,000	514,913
Instituto Costarricense de Electricidad (B)	6.950	11-10-21	400,000	413,304
Vistra Operations Company LLC (B)	3.550	07-15-24	300,000	309,484
Gas utilities 0.5%

AmeriGas Partners LP	5.625	05-20-24	750,000	779,775
Municipal bonds 0.2%				$255,830
(Cost $250,000)
State Public School Building Authority	2.616	04-01-23	250,000	255,830
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value

Term loans (C) 2.9%				$4,657,930
(Cost $4,765,197)
Communication services 0.7%				1,170,504
Diversified telecommunication services 0.3%
CenturyLink, Inc., Term Loan B (D)	TBD	03-15-27	600,000	581,502
Media 0.4%
Virgin Media Bristol LLC, Term Loan N (D)	TBD	01-31-28	600,000	589,002
Consumer discretionary 0.5%				791,893
Auto components 0.3%
Dealer Tire LLC, Term Loan B1 (1 month LIBOR + 4.250%)	5.853	12-12-25	500,000	493,750
Diversified consumer services 0.2%
Gems Menasa Cayman, Ltd., Term Loan B (3 month LIBOR + 5.000%)	6.613	07-31-26	297,756	298,143
Consumer staples 0.3%				491,944
Household products 0.3%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan (1 month LIBOR + 2.750%)	4.353	02-05-23	497,436	491,944
Financials 0.4%				585,000
Insurance 0.4%
USI, Inc., 2017 New Term Loan (D)	TBD	05-16-24	600,000	585,000
Information technology 0.7%				1,144,356
IT services 0.4%
Boxer Parent Company, Inc., USD Initial Term Loan (D)	TBD	10-02-25	600,000	575,358
Software 0.3%
Avaya, Inc., Term Loan B (D)	TBD	12-15-24	600,000	568,998
Materials 0.3%				474,233
Containers and packaging 0.3%

Mauser Packaging Solutions Holding Company, Initial Term Loan (3 month LIBOR + 3.250%)	5.084	04-03-24	497,449	474,233
Collateralized mortgage obligations 5.1%				$8,279,332
(Cost $8,218,372)
Commercial and residential 2.8%				4,476,897
Americold LLC Series 2010-ARTA, Class C (B)	6.811	01-14-29	141,000	143,734
Angel Oak Mortgage Trust I LLC Series 2018-3, Class A2 (B)(E)	3.751	09-25-48	186,093	189,148
AOA Mortgage Trust Series 2015-1177, Class C (B)(E)	3.010	12-13-29	250,000	253,385
Arroyo Mortgage Trust Series 2019-1, Class A1 (B)(E)	3.805	01-25-49	387,853	397,969
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	2.630	03-15-37	250,000	249,372
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(B)	4.096	03-15-37	195,000	195,244
BBCMS Trust Series 2015-MSQ, Class D (B)(E)	3.990	09-15-32	175,000	180,563
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	2.980	03-15-37	222,000	221,859
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(B)	3.409	12-15-37	99,000	99,124
COLT Mortgage Loan Trust Series 2020-1, Class A1 (B)(E)	2.488	02-25-50	489,342	494,757
CSMC Trust
Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	449,059	453,223
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-AFC1, Class A1 (B)(E)	2.240	02-25-50	138,505	$139,826
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(B)	2.708	05-15-36	250,000	249,925
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(B)	3.008	05-15-36	250,000	249,925
Motel 6 Trust Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (A)(B)	3.058	08-15-34	200,612	200,611
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	479,912	502,672
Starwood Mortgage Residential Trust Series 2020-1, Class A1 (B)(E)	2.275	02-25-50	116,000	116,860
Verus Securitization Trust Series 2018-3, Class A2 (B)(E)	4.180	10-25-58	136,664	138,700
U.S. Government Agency 2.3%				3,802,435
Federal Home Loan Mortgage Corp.
Series 237, Class F23 (1 month LIBOR + 0.400%) (A)	2.059	05-15-36	137,656	138,170
Series 2412, Class OF (1 month LIBOR + 0.950%) (A)	2.609	12-15-31	118,854	121,047
Series 2526, Class FV (1 month LIBOR + 0.400%) (A)	2.059	04-15-27	70,416	69,568
Series 3540, Class KF (1 month LIBOR + 1.050%) (A)	2.709	11-15-36	164,405	169,195
Series 4508, Class CF (1 month LIBOR + 0.400%) (A)	2.059	09-15-45	158,776	158,545
Series 4606, Class FB (1 month LIBOR + 0.500%) (A)	2.159	08-15-46	154,104	154,097
Series 4620, Class LF (1 month LIBOR + 0.400%) (A)	2.059	10-15-46	125,434	125,344
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (A)	2.227	01-25-34	281,134	286,663
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (A)	2.377	02-25-33	172,433	174,538
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (A)	2.027	11-25-36	141,615	141,306
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (A)	1.927	01-25-37	195,247	194,034
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (A)	1.877	07-25-36	143,182	141,961
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (A)	2.447	03-25-37	170,898	173,502
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (A)	2.061	03-25-36	126,047	125,862
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (A)	2.077	11-25-40	139,793	139,306
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (A)	2.097	12-25-40	246,907	247,108
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (A)	2.127	02-25-42	71,586	71,760
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (A)	1.977	11-25-44	381,100	379,740
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (A)	2.155	01-25-47	481,609	481,904

Series 2016-40, Class AF (1 month LIBOR + 0.450%) (A)	2.231	07-25-46	308,816	308,785
Asset backed securities 26.5%				$42,564,500
(Cost $42,237,271)
Asset backed securities 26.5%				42,564,500
American Express Credit Account Master Trust Series 2019-2, Class A	2.670	11-15-24	2,000,000	2,060,654
American Tower Trust Series 2013, Class 2A (B)	3.070	03-15-48	500,000	515,768
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D	3.420	04-18-23	500,000	512,547
AMMC CLO, Ltd. Series 2017-21A, Class A (3 month LIBOR + 1.250%) (A)(B)	3.013	11-02-30	500,000	500,104
Amur Equipment Finance Receivables VII LLC Series 2019-1A, Class A2 (B)	2.630	06-20-24	500,000	507,325
Ascentium Equipment Receivables Trust Series 2018-1A, Class E (B)	5.360	03-10-25	550,000	580,255
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2 (B)	2.477	08-20-24	500,000	504,088
BCC Funding XIV LLC Series 2018-1A, Class B (B)	3.390	08-21-23	750,000	767,233
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5	1.660	06-17-24	725,000	729,669
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Carlyle U.S. CLO, Ltd. Series 2017-2A, Class A1B (3 month LIBOR + 1.220%) (A)(B)	3.039	07-20-31	500,000	$500,015
CCG Receivables Trust Series 2019-1, Class B (B)	3.220	09-14-26	610,000	631,698
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR (3 month LIBOR + 1.210%) (A)(B)	3.037	10-18-30	390,000	390,079
Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (A)(B)	2.859	04-20-31	555,000	553,014
Citibank Credit Card Issuance Trust Series 2016-A2, Class A2	2.190	11-20-23	1,000,000	1,017,415
Commonbond Student Loan Trust Series 2015-A, Class A (B)	3.200	06-25-32	483,653	484,227
Crown Point CLO III, Ltd. Series 2015-3A, Class A2R (3 month LIBOR + 1.450%) (A)(B)	3.281	12-31-27	895,000	895,101
Cutwater, Ltd. Series 2014-1A, Class A2R (3 month LIBOR + 1.700%) (A)(B)	3.531	07-15-26	400,000	400,034
Dewolf Park CLO, Ltd. Series 2017-1A, Class A (3 month LIBOR + 1.210%) (A)(B)	3.041	10-15-30	750,000	750,067
Discover Card Execution Note Trust Series 2017-A2, Class A2	2.390	07-15-24	1,548,000	1,580,350
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(B)	3.044	07-25-47	488,750	486,355
DRB Prime Student Loan Trust Series 2016-A, Class A1 (1 month LIBOR + 2.000%) (A)(B)	3.627	04-25-40	288,431	290,635
ECMC Group Student Loan Trust Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(B)	2.627	07-25-69	479,740	478,938
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (B)	2.610	01-25-34	132,580	134,870
Exeter Automobile Receivables Trust
Series 2018-3A, Class D (B)	4.350	06-17-24	500,000	521,554
Series 2020-1A, Class C (B)	2.490	01-15-25	750,000	762,847
First Investors Auto Owner Trust Series 2016-2A, Class D (B)	3.350	11-15-22	500,000	507,201
Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	496,250	528,124
Flagship Credit Auto Trust
Series 2016-4, Class D (B)	3.890	11-15-22	500,000	512,490
Series 2018-2, Class D (B)	4.230	09-16-24	610,000	642,268
Series 2018-4, Class B (B)	3.880	10-16-23	155,000	160,608
Ford Credit Auto Lease Trust Series 2019-B, Class A3	2.220	10-15-22	2,000,000	2,023,807
Galaxy XXVI CLO, Ltd. Series 2018-26A, Class A (3 month LIBOR + 1.200%) (A)(B)	2.883	11-22-31	685,921	686,020
Honda Auto Receivables Owner Trust Series 2018-4, Class A3	3.160	01-17-23	2,000,000	2,041,578
HPEFS Equipment Trust
Series 2019-1A, Class D (B)	2.720	09-20-29	500,000	510,549
Series 2020-1A, Class C (B)	2.030	02-20-30	1,000,000	1,009,876
Iowa Student Loan Liquidity Corp. Series 2011-1, Class A (3 month LIBOR + 1.250%) (A)	3.211	06-25-42	198,967	198,406
MMAF Equipment Finance LLC Series 2019-B, Class A2 (B)	2.070	10-12-22	500,000	503,123
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(B)	3.259	10-15-31	249,000	254,657
Series 2020-BA, Class A1 (B)	1.800	01-15-69	1,000,000	1,000,913
Nissan Auto Receivables Owner Trust Series 2019-A, Class A3	2.900	10-16-23	1,700,000	1,740,163
NMEF Funding LLC Series 2019-A, Class A (B)	2.730	08-15-26	879,650	884,265
Oasis LLC Series 2020-1A, Class A (B)	3.820	01-15-32	750,000	752,155
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class C (B)	3.330	11-18-24	400,000	$406,375
PFS Financing Corp.
Series 2018-B, Class A (B)	2.890	02-15-23	500,000	506,652
Series 2018-D, Class A (B)	3.190	04-17-23	925,000	942,805
Santander Drive Auto Receivables Trust Series 2018-3, Class D	4.070	08-15-24	675,000	698,231
Silvermore CLO, Ltd. Series 2014-1A, Class A1R (3 month LIBOR + 1.170%) (A)(B)	2.862	05-15-26	640,703	641,123
Small Business Lending Trust Series 2020-A, Class A (B)	2.620	12-15-26	1,000,000	1,004,843
SMB Private Education Loan Trust Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	2.409	10-15-35	823,250	822,471
STORE Master Funding LLC Series 2013-1A, Class A2 (B)	4.650	03-20-43	184,101	190,960
Taco Bell Funding LLC Series 2016-1A, Class A2II (B)	4.377	05-25-46	534,875	536,875
Towd Point Mortgage Trust
Series 2015-2, Class 1A13 (B)(E)	2.500	11-25-60	496,028	497,379
Series 2015-5, Class A1B (B)(E)	2.750	05-25-55	34,588	34,785
Series 2017-1, Class A1 (B)(E)	2.750	10-25-56	493,385	503,583
Toyota Auto Receivables Owner Trust Series 2018-C, Class A3	3.020	12-15-22	500,000	508,176
TRIP Rail Master Funding LLC Series 2017-1A, Class A1 (B)	2.709	08-15-47	710,606	712,984
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (B)	4.072	02-16-43	725,200	758,490
Wellfleet CLO, Ltd. Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (A)(B)	3.399	10-20-28	500,000	499,116
Westlake Automobile Receivables Trust
Series 2018-2A, Class D (B)	4.000	01-16-24	500,000	515,791
Series 2018-3A, Class C (B)	3.610	10-16-23	500,000	509,999
Series 2019-2A, Class C (B)	2.840	07-15-24	750,000	762,825
Willis Engine Structured Trust V Series 2020-A, Class C (B)	6.657	03-15-45	1,000,000	999,992

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.7%				$2,746,000
(Cost $2,745,890)
U.S. Government Agency 1.7%				2,746,000
Federal Agricultural Mortgage Corp. Discount Note	1.390	03-02-20	539,000	539,000
Federal Home Loan Bank Discount Note	1.480	03-02-20	2,207,000	2,207,000

Total investments (Cost $164,181,472) 102.8%	$165,402,946
Other assets and liabilities, net (2.8%)	(4,569,334)
Total net assets 100.0%	$160,833,612

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $55,892,824 or 34.8% of the fund's net assets as of 2-29-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-29-20:
United States	89.9%
Cayman Islands	4.1%
United Kingdom	3.6%
Other countries	2.4%
TOTAL	100.0%
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 29, 2020, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	11